INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Raw materials	72,473,857	120,290,456
Works in progress	1,522,033	1,948,838
Finished goods	14,230,075	20,142,911
Inventories	88,225,965	142,382,205

On April 5, 2018, there was a fire accident incurred at the warehouse in the Group's rented plant facility in Jiangsu Province of People Republic of China. RMB18,254,406 inventories damage loss was recognized in general and administrative expenses for the year ended December 31, 2018.